LEASE - Disclosure of detailed information about lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Lease liabilities [abstract]
Balance, beginning of year	$ 365	$ 125
Additions	0	312
Accretion of interest	40	20
Payments	(88)	(88)
Foreign Exchange	(1)	(3)
Balance, End of year	318	365
Current (included in Accounts Payable)	55	48
Non-current	$ 263	$ 317